Accounts Receivable, Net	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net as of September 30, 2024 and 2023 consisted of the following:

	2024	2023
Accounts receivable	$19,716,856	$25,021,916
Less: allowance for expected credit losses	(1,003,514)	(2,391,641)
Accounts receivable, net	$18,713,342	$22,630,275

The Company’s customers are for the most part, various levels of government, state-owned entities and construction companies. Due to the nature of the customers and the practice of the industry, the Company generally allows credit period of 180 days to its customers. The average accounts receivable turnover period was approximately 110 days, 106 days and 108 days for the fiscal years ended September 30, 2024, 2023 and 2022, respectively.

Changes of allowance for expected credit losses for the years ended September 30, 2024 and 2023 are as follow:

	2024	2023
Beginning balance	$2,391,641	$2,197,396
Cumulative-effect adjustment of adoption of CECL	(1,271,219)	-
(Reversal)/Addition	(157,175)	257,784
Exchange difference	40,267	(63,539)
Ending balance	$1,003,514	$2,391,641